Intangible Assets, Net - Schedule of Intangible Assets (Details)		Oct. 31, 2025 JPY (¥)	Oct. 31, 2025 USD ($)	Apr. 30, 2025 JPY (¥)
Schedule of Intangible Assets [Abstract]
Software	[1]	¥ 11,800,000	$ 76,599	¥ 11,800,000
Accumulated amortization		(2,360,000)	(15,320)	(1,180,000)
Net Carrying Amount		¥ 9,440,000	$ 61,279	¥ 10,620,000

[1]	During the fiscal year ended April 30, 2025, the Company purchased software with an original purchase price of JPY31,800,000. In connection with the acquisition, the Company received a government grant of JPY20,000,000 in cash in the same period. The grant related to assets of JPY20,000,000 was offset against the gross acquisition cost of the intangible assets of JPY31,800,000, resulting in the net acquisition cost of JPY11,800,000 under the cost accumulation approach.